Segment Information - Other information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information
Total assets	$ 1,509,102	$ 1,490,661	$ 1,665,881
Investments in affiliates	98,890	94,564	112,961
Capital expenditures	29,700	17,669	35,356
Operating Segments | Baseball.
Segment Information
Total assets		953,016	1,139,662
Investments in affiliates		78,326	94,115
Capital expenditures		6,853	8,149
Operating Segments | Mixed Use Development
Segment Information
Total assets	526,142	516,498	484,850
Investments in affiliates	14,502	16,238	18,846
Capital expenditures	21,408	10,816	27,207
Corporate, Non-Segment [Member]
Segment Information
Total assets	59,830	69,531	83,985
Intersegment Eliminations [Member]
Segment Information
Total assets	$ (54,775)	$ (48,384)	$ (42,616)